Consolidated Statements of Financial Position ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	¥ 849,450	$ 116,374	¥ 905,815
Right-of-use assets	56,109	7,687	51,252
Goodwill	24,694	3,383	24,694
Other intangible assets	75,998	10,412	85,446
Investment in a joint venture	32,717	4,482	16,998
Financial assets at fair value through profit or loss (“FVTPL”)	1,141	156	1,951
Deferred tax assets	44,236	6,060	59,842
Other non-current assets	59,303	8,125	10,217
Total non-current assets	1,143,648	156,679	1,156,215
CURRENT ASSETS
Inventories	6,597	904	16,167
Trade receivables, net	83,143	11,390	145,893
Prepayments, other receivables and other assets	123,211	16,880	88,285
Cash and bank balances	1,261,211	172,785	1,093,833
Total current assets	1,474,162	201,959	1,344,178
CURRENT LIABILITIES
Trade payables	91,966	12,599	72,445
Other payables and accruals	258,098	35,360	206,914
Contract liabilities	37,485	5,135	38,410
Interest-bearing bank and other borrowings	779,062	106,731	616,404
Total current liabilities	1,166,611	159,825	934,173
NET CURRENT ASSETS	307,551	42,134	410,005
TOTAL ASSETS LESS CURRENT LIABILITIES	1,451,199	198,813	1,566,220
NON-CURRENT LIABILITIES
Contract liabilities	248,460	34,039	251,189
Interest-bearing bank and other borrowings	889,435	121,852	1,179,191
Deferred tax liabilities	5,368	735	10,549
Long-term payables			18,299
Deferred income	27,500	3,767	36,360
Other non-current liabilities	6,274	860
Total non-current liabilities	1,177,037	161,253	1,495,588
Commitments and contingencies
TOTAL LIABILITIES	2,343,648	321,078	2,429,761
EQUITY
Ordinary shares (par value of US$0.0001 per share as of December 31, 2023 and 2024; 290,196,560 and 315,224,993 shares authorized, issued and outstanding as of December 31, 2023 and 2024, respectively)	214	29	197
Treasury shares	(8)	(1)	(21,351)
Share premium	6,545,129	896,679	5,951,154
Capital and reserves	(384,515)	(52,678)	(371,441)
Exchange fluctuation reserve	(126,071)	(17,272)	(133,020)
Accumulated losses	(5,770,555)	(790,563)	(5,365,122)
Equity attributable to ordinary equity holders of the Company	264,194	36,194	60,417
Non-controlling interests	9,968	1,366	10,215
Total equity	¥ 274,162	$ 37,560	¥ 70,632